SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2014
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

14.       SHARE-BASED COMPENSATION

In June 2010, the Company granted options to purchase a total of 680,000 equity shares to one employee/director and one employee (“4th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

In April 2011, the Company granted options to purchase a total of 800,000 equity shares to one employee/director and five employees (“5th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On June 21, 2012, the Company granted options to purchase a total of 160,000 equity shares with an exercise price per share of ¥810 to two employee/directors, two statutory auditors, twelve employees and six external advisors (“6th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 31, 2013, the Company granted options to purchase a total of 300,000 equity shares with an exercise price per share of ¥469 to five employee/directors, seventeen employees and twenty five employees of subsidiaries (“7th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 15, 2013, the Company granted options to purchase a total of 88,000 equity shares with an exercise price per share of $5.03 to underwriters (“8th series Stock Option Grant”). Options are immediately vested and are exercisable from May 16, 2013 to May 17, 2017.

The Company issues new shares upon the exercise of stock options.

Share-based compensation is measured at the grant date, based on the fair value of the award. Share-based compensation for non-employees is measured as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete, based on the fair value of the award. For options granted to non-employees, the share-based payments are measured at their current fair values at each interim and year-end financial reporting date, and the change in fair value is recorded with an offsetting entry to additional paid-in capital, because (1) the quantity and terms of the equity instruments are known up front and prior to the measurement date, (2) the date at which the counterparty’s performance is complete is earlier than the date at which a commitment for performance by the counterparty to earn the equity instruments is reached because of no sufficiently large disincentives for nonperformance, and (3) the counterparty’s performance is required over a period of time. The compensation expense is recognized on a straight-line basis over the vesting period.

The following table presents total share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations for the years ended March 31, 2012, 2013 and 2014:

	Thousands of Yen
	2012	2013	2014
Cost of revenue	¥9,654	¥11,233	¥8,565
Selling, general and administrative expenses	34,614	43,686	62,231
Pre-tax share-based compensation expense	44,268	54,919	70,796
Income tax benefit	(485)	(3,138)	(6,426)
Total share-based compensation expense, net of tax
	¥43,783	¥51,781	¥64,370

The pre-tax share-based compensation expense includes those granted for non-employees amounting to ¥4,922 thousand for the year ended March 31, 2013. For 8th series Stock Option Grant, compensation expense of ¥23,742 thousand was charged to additional paid in capital.

The expected term of the stock options granted to employees is estimated based on historical employee exercise patterns associated with prior similar option grants. The term of the stock options granted to non-employees is estimated based on the contractual term. The Company estimates the number of forfeitures prior to vesting at the grant date. The effect of a subsequent change in estimated forfeitures is recognized through a cumulative adjustment when the actual forfeitures exceed the Company’s estimate. As of March 31, 2014, the total unrecognized compensation expense related to the unvested portion of the 5th, 6th and 7th series Stock Option Grants was ¥67,264 thousand. As of March 31, 2014, the expense will be recognized over weighted-average periods of 1.8 years.

The estimated fair value of stock options is determined using the Black-Scholes valuation model. Key inputs and assumptions to estimate the fair value of stock options include the exercise price of the award, the expected option term, the volatility of the Company’s share price, the risk-free interest rate and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by individuals who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in estimating the fair value of options granted to employees during the years ended March 31, 2012, 2013 and 2014.

	2012	2013	2014
Expected life of stock option (years)	4.5	4.3	4.3
Expected volatility	120.8%	112.0%	104.4%
Risk-free interest rate	0.5%	0.2%	0.3%
Expected dividend yield	1.9%	4.7%	1.2%

	Thousands of Yen
	2012	2013	2014
Weighted-average grant-date fair value per option to purchase one share	¥161	¥379	¥258

The expected volatility is estimated based on the historical volatility of the Company’s share price for the last four and half years adjusted for the effect of changes expected in the future. The expected risk-free interest rate is based on the Japanese government bond interest rate for the expected term. The expected dividend yield is based on the actual dividends paid and expected payment in the future.

The weighted-average assumptions used in estimating the fair value of options granted to non-employees during the years ended March 31, 2013 and 2014 are 6 years and 5 years for contractual term, 107.3% and 106.9% for expected volatility, 0.2% and 0.4% for risk-free interest rate, and 4.7% and 1.3% for expected dividend yield, respectively. The weighted-average fair value per option to purchase one share as of March 31, 2013 and 2014 is ¥277 and ¥270, respectively. No stock options were granted to non-employees during the year ended March 31, 2012.

A summary of stock option activity except for 8th series Stock Option Grant during the year ended March 31, 2014, is presented below:

	Shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (Thousands of Yen)
Outstanding—March 31, 2013	1,075,000	¥272
Granted	300,000	469
Exercised	—	—
Forfeited	(51,000)	603
Expired	—	—

Outstanding—March 31, 2014	1,324,000	¥304	3.5	¥149,360
Vested and expected to vest— March 31, 2014	1,324,000	¥304	3.5	¥149,360
Exercisable—March 31, 2014	200,000	¥40	2.2	¥60,800

A summary of stock option activity of 8th series Stock Option Grant during the year ended March 31, 2014, is presented below:

	Shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (Thousands of Yen)
Outstanding—March 31, 2013	—	¥—
Granted	88,000	518
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding—March 31, 2014	88,000	¥518	4.1	¥—
Vested — March 31, 2014	88,000	¥518	4.1	¥—
Exercisable—March 31, 2014	88,000	¥518	4.1	¥—

Exercises of Stock Options

No stock options were exercised during the years ended March 31, 2012, 2013 and 2014.

Nonvested Stock Options

A summary of the status of the Company’s nonvested stock options except for 8th series Stock Option Grant and their weighted-average grant date fair value at March 31, 2014, is as follows:

	Shares	Weighted- Average Grant Date Fair Value
Nonvested—April 1, 2013	1,075,000	¥166
Granted	300,000	258
Vested	(200,000)	20
Forfeited	(51,000)	322
Expired	—	—
Outstanding—March 31, 2014	1,124,000	¥209

The 8th series Stock Options Grant was granted and vested during the year ended March 31, 2014. Its grant date fair value was ¥270.